Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
SIM cards, handsets and other terminals	¥ 8,357	¥ 7,696
Other consumables	1,865	1,136
Inventories	¥ 10,222	¥ 8,832